Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 9,499	$ 7,994
Financing Receivable, Allowance for Credit Loss, Current	$ 4,524	$ 4,082
Common Stock, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	63,676,383	62,511,104
Common Stock, Shares, Outstanding	51,676,354	59,888,304
Treasury Shares	12,000,029	2,622,800